Profit and Loss Information (Tables)	6 Months Ended
Jul. 31, 2018
Profit And Loss Information
Disclosure of Detailed Information About Revenue from Continuing Operations

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

Gross revenue	61,282	68,445
Rebates	(4,532)	(8,658)
	56,750	59,787

Sale of goods
-Retail	24,425	23,427
-Wholesale	18,077	23,119
-Online	14,248	13,139
	56,750	59,685

Other income	-	102
	56,750	59,787

Disclosure of Detailed Information About Profit Loss from Operating Activities

The loss for the half year was derived after charging / (crediting) the following items that are unusual and of significance because of their size, nature and incidence:

Finance Costs
- Interest expense on external borrowings	(1,353)	(1,879)
- Interest expense on shareholder loans	(1,062)	(1,292)
- Interest expense on convertible notes	186	(1,605)
- Amortisation of loan set up costs	(225)	(251)
	(2,454)	(5,027)

Other gains/(losses)
- Fair value gain on foreign exchange contracts	2,306	1,600
- Net foreign exchange gains/(losses)	1,228	(2,534)
- Impairment of goodwill	(3,399)	-
- Impairment of brand	(696)	-
- Impairment of software	(64)	-
	(625)	(934)

Brand transition, restructure and transaction expenses
- Brand transition expenses	(199)	-
- Onerous contracts	-	265
- Restructure expenses	(526)	(43)
- Transaction expenses	(4,432)	(1,334)
	(5,157)	(1,112)